Share-Based Compensation And Other Related Information - Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	376,967	279,003	317,417
Weighted Average Remaining Contractual Life (years)	3 years 7 months 2 days
Weighted Average Exercise Price (CAD$ per share) | $ / shares	$ 23.01	$ 21.38	$ 18.78
Number Exercisable at Year End (shares) | shares	155,993
Weighted Average Exercise Price (CAD$ per share) | $ / shares	$ 21.64
$9.76 - $23.61 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	290,657
Weighted Average Remaining Contractual Life (years)	3 years 5 months 15 days
Weighted Average Exercise Price (CAD$ per share) | $ / shares	$ 21.17
Number Exercisable at Year End (shares) | shares	99,008
Weighted Average Exercise Price (CAD$ per share) | $ / shares	$ 17.72
$23.62 - $35.21 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	35,409
Weighted Average Remaining Contractual Life (years)	5 years 11 months 4 days
Weighted Average Exercise Price (CAD$ per share) | $ / shares	$ 25.35
Number Exercisable at Year End (shares) | shares	35,409
Weighted Average Exercise Price (CAD$ per share) | $ / shares	$ 25.35
$35.22 - $46.53 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	43,993
Weighted Average Remaining Contractual Life (years)	3 years 1 month 17 days
Weighted Average Exercise Price (CAD$ per share) | $ / shares	$ 30.70
Number Exercisable at Year End (shares) | shares	14,668
Weighted Average Exercise Price (CAD$ per share) | $ / shares	$ 30.70
$46.54 - $65.71 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	6,908
Weighted Average Remaining Contractual Life (years)	10 months 2 days
Weighted Average Exercise Price (CAD$ per share) | $ / shares	$ 39.48
Number Exercisable at Year End (shares) | shares	6,908
Weighted Average Exercise Price (CAD$ per share) | $ / shares	$ 39.48